JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

March 3, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

JPMorgan Equity Income Fund

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933. as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not materially differ from the version contained in the Post-Effective Amendment No. 127 (Amendment No. 128 under the1940 Act) filed electronically on February 24, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Very Truly Yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary